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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         CornerCap Investment Counsel, Inc.
                 ----------------------------------
   Address:      The Peachtree, Suite 1700
                 ----------------------------------
                 1355 Peachtree Street, N.E.
                 ----------------------------------
                 Atlanta, Georgia  30309
                 ----------------------------------

Form 13F File Number: 28-7208
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas E. Quinn
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   (404)  870-0700
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Thomas E. Quinn                Atlanta, Georgia       2/8/2013
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    NONE


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           None
                                        --------------------

Form 13F Information Table Entry Total:      102
                                        --------------------

Form 13F Information Table Value Total: $     389,872
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC COM                    00846U101     5972   145870 SH       Sole                   145870
ALMOST FAMILY INC COM                           020409108     2302   113599 SH       Sole                   113599
ALPHA NATURAL RESOURCES INC CO                  02076X102     6251   641777 SH       Sole                   641777
AMERCO COM                                      023586100     2238    17645 SH       Sole                    17645
APOLLO GROUP INC CL A                           037604105     3293   157390 SH       Sole                   157390
ARCHER DANIELS MIDLAND CO COM                   039483102     6504   237456 SH       Sole                   237456
ARROW ELECTRS INC COM                           042735100     6414   168445 SH       Sole                   168445
AT&T INC COM                                    00206R102     7587   225064 SH       Sole                   225064
BAKER HUGHES INC COM                            057224107     4945   121055 SH       Sole                   121055
BANK NEW YORK MELLON CORP COM                   064058100     5378   209249 SH       Sole                   209249
BB&T CORP COM                                   054937107     5378   184753 SH       Sole                   184753
BIG LOTS INC COM                                089302103     2052    72115 SH       Sole                    72115
BRADY CORP CL A                                 104674106     1704    51020 SH       Sole                    51020
BUCKEYE TECHNOLOGIES INC COM                    118255108     2686    93561 SH       Sole                    93561
C&J ENERGY SVCS INC COM                         12467B304     2702   126035 SH       Sole                   126035
CATO CORP NEW CL A                              149205106     2144    78155 SH       Sole                    78155
CEC ENTMT INC COM                               125137109     2245    67645 SH       Sole                    67645
CENTURYLINK INC COM                             156700106     7199   184032 SH       Sole                   184032
CHEVRON CORP NEW COM                            166764100      113     1049 SH       Sole                     1049
CIGNA CORPORATION COM                           125509109     8436   157804 SH       Sole                   157804
CITY HLDG CO COM                                177835105     2597    74515 SH       Sole                    74515
COLUMBUS MCKINNON CORP N Y COM                  199333105     2273   137580 SH       Sole                   137580
CONOCOPHILLIPS COM                              20825C104     7053   121632 SH       Sole                   121632
CORNING INC COM                                 219350105     4723   374241 SH       Sole                   374241
CROCS INC COM                                   227046109     1859   129180 SH       Sole                   129180
CSG SYS INTL INC COM                            126349109     2179   119835 SH       Sole                   119835
DARLING INTL INC COM                            237266101     2713   169130 SH       Sole                   169130
DEERE & CO COM                                  244199105     6672    77210 SH       Sole                    77210
DONNELLEY R R & SONS CO COM                     257867101     2999   333604 SH       Sole                   333604
DU PONT E I DE NEMOURS & CO CO                  263534109     6274   139480 SH       Sole                   139480
EATON CORP COM                                  G29183103      782    14430 SH       Sole                    14430
ENERSYS COM                                     29275Y102     3064    81415 SH       Sole                    81415
ENPRO INDS INC COM                              29355X107     2516    61519 SH       Sole                    61519
EPL OIL & GAS INC COM                           26883D108     3143   139365 SH       Sole                   139365
EVEREST RE GROUP LTD COM                        G3223R108     7940    72214 SH       Sole                    72214
EXXON MOBIL CORP COM                            30231G102      234     2698 SH       Sole                     2698
FIRSTMERIT CORP COM                             337915102     1919   135205 SH       Sole                   135205
FLUOR CORP NEW COM                              343412102     5848    99554 SH       Sole                    99554
FOSTER L B CO COM                               350060109     2573    59240 SH       Sole                    59240
GLATFELTER COM                                  377316104     2663   152330 SH       Sole                   152330
GOLDMAN SACHS GROUP INC COM                     38141G104     5470    42884 SH       Sole                    42884
HASBRO INC COM                                  418056107     6305   175615 SH       Sole                   175615
HELMERICH & PAYNE INC COM                       423452101     7101   126775 SH       Sole                   126775
HESS CORP COM                                   42809H107     6677   126069 SH       Sole                   126069
HEWLETT PACKARD CO COM                          428236103     3666   257234 SH       Sole                   257234
HOME DEPOT INC COM                              437076102      138     2233 SH       Sole                     2233
INSIGHT ENTERPRISES INC COM                     45765U103     1765   101615 SH       Sole                   101615
INTEGRA LIFESCIENCES HLDGS CP                   457985208     2221    57000 SH       Sole                    57000
INTEL CORP COM                                  458140100     6708   325316 SH       Sole                   325316
INTERNATIONAL BUSINESS MACHS C                  459200101      235     1226 SH       Sole                     1226
JOHNSON & JOHNSON COM                           478160104       35      506 SH       Sole                      506
JPMORGAN CHASE & CO COM                         46625H100     7877   179154 SH       Sole                   179154
KOHLS CORP COM                                  500255104     4861   113110 SH       Sole                   113110
KRATON PERFORMANCE POLYMERS CO                  50077C106     1921    79925 SH       Sole                    79925
KROGER CO COM                                   501044101     8305   319168 SH       Sole                   319168
LABORATORY CORP AMER HLDGS COM                  50540R409     5773    66650 SH       Sole                    66650
LAKELAND FINL CORP COM                          511656100     2266    87689 SH       Sole                    87689
LEAR CORP COM NEW                               521865204     6848   146190 SH       Sole                   146190
LHC GROUP INC COM                               50187A107     1859    87295 SH       Sole                    87295
LINCOLN NATL CORP IND COM                       534187109     7451   287689 SH       Sole                   287689
MAIDEN HOLDINGS LTD SHS                         G5753U112     2853   310500 SH       Sole                   310500
MANTECH INTL CORP CL A                          564563104     2147    82755 SH       Sole                    82755
MARATHON OIL CORP COM                           565849106     7327   238964 SH       Sole                   238964
MCDONALDS CORP COM                              580135101      101     1144 SH       Sole                     1144
MEDTRONIC INC COM                               585055106     7135   173933 SH       Sole                   173933
MICROSOFT CORP COM                              594918104     7276   272425 SH       Sole                   272425
MOLSON COORS BREWING CO CL B                    60871R209     6421   150065 SH       Sole                   150065
MOOG INC CL A                                   615394202     1803    43955 SH       Sole                    43955
NASH FINCH CO COM                               631158102     2039    95835 SH       Sole                    95835
NATIONAL OILWELL VARCO INC COM                  637071101     5194    75984 SH       Sole                    75984
NORANDA ALUM HLDG CORP COM                      65542W107     1579   258360 SH       Sole                   258360
NUTRACEUTICAL INTL CORP COM                     67060Y101     1901   114925 SH       Sole                   114925
OLIN CORP COM PAR $1                            680665205     3053   141393 SH       Sole                   141393
OM GROUP INC COM                                670872100     2212    99661 SH       Sole                    99661
PEPSICO INC COM                                 713448108      178     2600 SH       Sole                     2600
PFIZER INC COM                                  717081103      405    16155 SH       Sole                    16155
PROTECTIVE LIFE CORP COM                        743674103     3140   109875 SH       Sole                   109875
PUBLIC SVC ENTERPRISE GROUP CO                  744573106     6512   212826 SH       Sole                   212826
QUALITY SYS INC COM                             747582104     1671    96260 SH       Sole                    96260
RAYTHEON CO COM NEW                             755111507     8131   141269 SH       Sole                   141269
REINSURANCE GROUP AMER INC COM                  759351604     6796   126980 SH       Sole                   126980
S Y BANCORP INC COM                             785060104     1963    87535 SH       Sole                    87535
SAIC INC COM                                    78390X101     3754   331595 SH       Sole                   331595
SCHULMAN A INC COM                              808194104     2054    70975 SH       Sole                    70975
SOUTHSIDE BANCSHARES INC COM                    84470P109     1714    81374 SH       Sole                    81374
STANDARD MTR PRODS INC COM                      853666105     3618   162810 SH       Sole                   162810
TIMKEN CO COM                                   887389104     8351   174590 SH       Sole                   174590
TOWER GROUP INC COM                             891777104     2002   112535 SH       Sole                   112535
UFP TECHNOLOGIES INC COM                        902673102     2630   146771 SH       Sole                   146771
UNIT CORP COM                                   909218109     2455    54500 SH       Sole                    54500
UNITEDHEALTH GROUP INC COM                      91324P102     4871    89800 SH       Sole                    89800
URS CORP NEW COM                                903236107      299     7611 SH       Sole                     7611
WALGREEN CO COM                                 931422109     5915   159830 SH       Sole                   159830
WASHINGTON TR BANCORP COM                       940610108     1898    72150 SH       Sole                    72150
WELLS FARGO & CO NEW COM                        949746101     7002   204861 SH       Sole                   204861
WESTERN DIGITAL CORP COM                        958102105     8386   197353 SH       Sole                   197353
WHIRLPOOL CORP COM                              963320106     8429    82836 SH       Sole                    82836
WILLIAMS CLAYTON ENERGY INC CO                  969490101     1748    43710 SH       Sole                    43710
VANGUARD INDEX FDS MCAP VL IDX                  922908512      241     4100 SH       Sole                     4100
VANGUARD INDEX FDS MID CAP ETF                  922908629      541     6563 SH       Sole                     6563
VANGUARD INDEX FDS SM CP VAL E                  922908611      539     7414 SH       Sole                     7414
VANGUARD INDEX FDS VALUE ETF                    922908744      542     9216 SH       Sole                     9216